Business Combinations - Additional Information (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Oct. 25, 2024	Jun. 20, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Purchase price		$ 854,600
Goodwill			$ 249,692	$ 249,692	$ 2,224	$ 2,224
Pro forma net sales				733,259	665,311
Pro forma net income				$ 103,999	$ 122,177
Selling, General and Administrative Expenses
Business Combination [Line Items]
Transaction related expenses paid		$ 1,250
Flogistix
Business Combination [Line Items]
Percentage of assumed technological obsolescence rate		5.00%
Shares issued for acquisition				4,900,000
Purchase price		$ 399,800
Decrease to fair value of goodwill		17,800
Goodwill		$ 66,325
Pro forma net sales			125,700
Pro forma net income			18,400
Flogistix | Class A Units
Business Combination [Line Items]
Shares issued for acquisition		2,300,000
Flogistix | Customer Relationships
Business Combination [Line Items]
Percentage of projected income		97.00%
Intangibles acquired in acquisition		14 years
Flogistix | Measurement Input, Discount Rate
Business Combination [Line Items]
Percentage of present value of operating cash flows from existing customers		23.00%
Flogistix | Minimum
Business Combination [Line Items]
Percentage of assumed technological obsolescence rate before applying royalty rate		1.50%
Flogistix | Maximum
Business Combination [Line Items]
Percentage of assumed technological obsolescence rate before applying royalty rate		5.00%
FPS
Business Combination [Line Items]
Percentage of assumed technological obsolescence rate		10.00%
Purchase price		$ 454,800
Decrease to fair value of goodwill		3,000
Goodwill		$ 179,885
Pro forma net sales			135,500
Pro forma net income			$ 4,600
FPS | Class A Units
Business Combination [Line Items]
Shares issued for acquisition		2,600,000
FPS | Customer Relationships
Business Combination [Line Items]
Percentage of projected income		97.00%
Intangibles acquired in acquisition		9 years
FPS | Measurement Input, Discount Rate
Business Combination [Line Items]
Percentage of present value of operating cash flows from existing customers		19.00%
FPS | Minimum
Business Combination [Line Items]
Percentage of assumed technological obsolescence rate before applying royalty rate		2.50%
FPS | Maximum
Business Combination [Line Items]
Percentage of assumed technological obsolescence rate before applying royalty rate		5.00%
Estis Member
Business Combination [Line Items]
Units held in predecessor exchanged for new shares		1,000
Estis Member | Class A Units
Business Combination [Line Items]
Shares issued for acquisition		5,100,000
Oilfield Services Company
Business Combination [Line Items]
Percentage of equity interests acquired	100.00%
Purchase price	$ 7,000
Goodwill	$ 1,257
Oilfield Services Company | Customer Relationships
Business Combination [Line Items]
Intangibles acquired in acquisition	6 years
Oilfield Services Company | Non-compete agreement
Business Combination [Line Items]
Intangibles acquired in acquisition	3 years